Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Loans Outstanding

Long-term borrowings (debts) as at December 31, 2024 and 2023 consist of the following:

	31/12/24	31/12/23
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025	1,313	3,563
2.3% fixed long-term debt with final payment due January 2026	1,240	2,358
1.5% fixed long-term debt with final payment due September 2027	217	298
0.21% fixed long-term debt with final payment due December 2034	7,734	6,799
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	1,035	1,135
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027	2,400	3,200
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028	2,526	—
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027	2,255	—
Total long-term borrowings	18,720	17,353
Less current installments	(4,532)	(5,200)
Long-term borrowings, excluding current installments	14,188	12,153